Annual Total Returns [BarChart] - Great-West Lifetime 2030 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	16.18%
Annual Return 2018	(6.74%)
Annual Return 2019	20.00%
Annual Return 2020	12.61%